Cover Page	Sep. 10, 2021	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2021
Entity Registrant Name	Key Tronic Corp
Entity Incorporation, State or Country Code	WA
Entity File Number	0-11559
Entity Tax Identification Number	91-0849125
Entity Address, Address Line One	4424 North Sullivan Road
Entity Address, City or Town	Spokane Valley,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99216
City Area Code	509
Local Phone Number	928-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0000719733
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		KTCC
Security Exchange Name		NASDAQ